Earnings per share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [Abstract]
Profit (loss), attributable to owners of parent	₩ 2,917,735	₩ 2,774,778	₩ 2,367,171
Dividends on preferred stock	0	18,836	61,938
Dividends to hybrid bond	17,678	36,091	34,488
Total	17,678	54,927	96,426
Net profit available for common stock	₩ 2,900,057	₩ 2,719,851	₩ 2,270,745
Weighted average number of common shares outstanding	474,199,587	474,199,587	474,199,587
Basic and diluted earnings per share in won	₩ 6,116	₩ 5,736	₩ 4,789